Consolidated statement of comprehensive (loss) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net (loss)	[1]	$ (531)	$ (656)	$ (227)
Other comprehensive income to be eventually recycled into the consolidated income statement:
Currency translation effects		19	(4)	(58)
Total of items to eventually recycle		19	(4)	(58)
Other comprehensive income never to be recycled into the consolidated income statement:
Actuarial (losses)/gains from defined benefit plans, net of taxes	[2]	(14)	(55)	8
Fair value adjustments on equity securities, net of taxes	[3]	(7)	(2)	(23)
Total of items never to be recycled		(21)	(57)	(15)
Total comprehensive (loss)	[1]	$ (533)	$ (717)	$ (300)

[1]	For periods prior to the Spin-off "Former parent net investment" and "Equity" were presented as "Retained earnings" and "Invested capital", respectively, and were renamed upon the execution of the Spin-off.
[2]	Amounts are net of tax benefits of $13 million and $11 million in 2020 and 2019, respectively, and net of tax expense of $2 million in 2018.
[3]	Amounts are net of tax benefits of $3 million and $5 million in 2020 and 2019, respectively. No taxes were recorded in 2018.